Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans
Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2020	$6,624	$4,751	$6,833	$1,609	$19,817
Expensed during the period	17,168	18,634	17,646	3,065	56,513
Reclassification from equity-settled plans	—	—	(3,164)	—	(3,164)
Payments	(5,742)	(1,861)	(4,808)	—	(12,411)
Balance, December 31, 2021	18,050	21,524	16,507	4,674	60,755
Expensed during the period	34,555	87,297	4,172	7,623	133,647
Settlement in shares	—	—	(14,083)	—	(14,083)
Reclassification from equity-settled plans	—	—	(406)	—	(406)
Payments	(14,372)	(7,960)	(6,190)	—	(28,522)
Foreign exchange	(43)	(3)	—	—	(46)
Balance, December 31, 2022	$38,190	$100,858	$—	$12,297	$151,345
Current	26,330	64,882	—	—	91,212
Long-term	11,860	35,976	—	12,297	60,133
Balance, December 31, 2022	$38,190	$100,858	$—	$12,297	$151,345

Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the RSUs and PSUs outstanding under these share-based incentive plans is pr
e
sented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2020	484,782	565,379
Granted	356,928	488,510
Redeemed	(216,820)	(40,515)
Forfeited	(26,734)	(29,640)
December 31, 2021	598,156	983,734
Granted	180,710	311,579
Redeemed	(266,876)	(143,659)
Forfeited	(16,822)	(14,983)
December 31, 2022	495,168	1,136,671

Summary of Status of Equity Incentive Plan
A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2020	148,665	$87.00 – 286.20	$138.86	141,156
Forfeited	(33,060)	89.20 – 286.20	193.10
December 31, 2021	115,605	87.00 – 146.40	123.35	115,605
Exercised	(26,705)	87.00 – 89.20	88.62
Forfeited	(65,845)	89.20 – 286.20	141.05
December 31, 2022	23,055	$87.00 – 145.97	$113.01	23,055

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2020	283,793	$51.20 – 183.60	$86.23	239,521
Forfeited	(15,950)	183.60 – 183.60	183.60
December 31, 2021	267,843	$51.20 – 115.80	80.43	257,854
Exercised	(93,890)	51.20 – 68.80	61.64
Forfeited	(32,205)	115.80 – 115.80	115.80
December 31, 2022	141,748	$51.20 – 111.47	$84.84	141,748

Range of Exercise Prices for Options Outstanding

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00	12,885	$87.00	2.15	12,885	$87.00
145.97	10,170	145.97	1.13	10,170	145.97
$ 87.00 – 145.97	23,055	$113.01	1.70	23,055	$113.01

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 – 85.40	83,993	$66.99	2.03	83,993	$66.99
100.40 – 111.47	57,755	110.81	1.08	57,755	110.81
$ 51.20 – 111.47	141,748	$84.84	1.64	141,748	$84.84

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2020	77,574
Granted	27,017
Balance December 31, 2021	104,591
Granted	14,183
Balance December 31, 2022	118,774
Equity Settled Plans

Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the activity under this share-based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2020	288,707
Redeemed	(96,355)
Forfeited	(2,388)
December 31, 2021	189,964
Redeemed	(189,964)
December 31, 2022	—